UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA October 23, 2003


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  58
Form 13F Information Table Value Total:  $82835


List of Other Included Managers:

No.   13F File Number        Name


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				FORM 13F INFORMATION TABLE

				CLASS			MktVal	PRN	INVST	OTH	VOTING AUTHORITY
NAME OF ISSUER		TITLE	CUSIP		x$100	SHS	AMT	DSCRT	MGR	SOLE		SHR	NONE
------------------------------------------------------------------------------------------------------------

Avery Dennison Cor	COM	053611109	 827	 16360 SH    SOLE		 16360		0	0
Bank of America Corp	COM	060505104	 875	 11210 SH    SOLE		 11210		0	0
Blackrock Adv Trm Tr	COM	09247A101	 366	 32125 SH    SOLE		 32125		0	0
Blackrock CA Ins Muni	COM	09247G108	1863	112550 SH    SOLE		112550		0	0
Blackrock Inv't Quality	COM	09247J102	 365	 38130 SH    SOLE		 38130		0	0
Blackrock Insured Muni	COM	09247K109	 319	 18580 SH    SOLE		 18580		0	0
Blackrock Broad Invstmt	COM	09247Q106	 184	 11355 SH    SOLE		 11355		0	0
Boston Properties Inc.	COM	101121101	2091	 48106 SH    SOLE		 48106		0	0
Bristol-Myers Squibb Co	COM	110122108	 887	 34580 SH    SOLE		 34580		0	0
Calpine Corporation	COM	131347106	1015	207610 SH    SOLE		207610		0	0
ChoicePoint Inc.		COM	170388102	1684	 50272 SH    SOLE		 50272		0	0
Clorox Co			COM	189054109	 916	 19960 SH    SOLE		 19960		0	0
Coca-Cola Company		COM	191216100	 879	 20470 SH    SOLE		 20470		0	0
Colgate Palmolive Co	COM	194162103	 898	 16060 SH    SOLE		 16060		0	0
Conagra Inc.		COM	205887102	1649	 77645 SH    SOLE		 77645		0	0
Dentsply Intl Inc New	COM	249030107	2784	 62085 SH    SOLE		 62085		0	0
Enterprise Products	COM	293792107	1431	 63320 SH    SOLE		 63320		0	0
Equity Residential	COM	29476L107	2693	 91991 SH    SOLE		 91991		0	0
First Data Corp.		COM	319963104	2274	 56900 SH    SOLE		 56900		0	0
Flowserve Corp.		COM	34354P105	 901	 44398 SH    SOLE		 44398		0	0
General Electric Co.	COM	369604103	 876	 29400 SH    SOLE		 29400		0	0
Genuine Parts Co.		COM	372460105	 890	 27830 SH    SOLE		 27830		0	0
Hubbell Inc. Cl B		COM	443510201	1976	 54145 SH    SOLE		 54145		0	0
Hugoton Royalty Trust	COM	444717102	 507	 27050 SH    SOLE		 27050		0	0
ING Prime Rate Trust	COM	44977W106	 357	 49700 SH    SOLE		 49700		0	0
Intuit Inc.			COM	461202103	2166	 44900 SH    SOLE		 44900		0	0
Ishares MSCI EAFE		COM	464287465	1956	 16720 SH    SOLE		 16720		0	0
Jefferson Pilot Corp.	COM	475070108	 877	 19770 SH    SOLE		 19770		0	0
Johnson & Johnson		COM	478160104	1924	 38860 SH    SOLE		 38860		0	0
Kerr-Mc Gee Corp.		COM	492386107	2022	 45291 SH    SOLE		 45291		0	0
Kimco Realty Corp.	COM	49446R109	3324	 81135 SH    SOLE		 81135		0	0
Kraft Foods Inc.		COM	50075N104	1195	 40515 SH    SOLE		 40515		0	0
Marsh & Mclennan Cos	COM	571748102	 895	 18795 SH    SOLE		 18795		0	0
Nasdaq 100 Tr		COM	631100104	2462	 75945 SH    SOLE		 75945		0	0
Newell Rubbermaid Inc	COM	651229106	 911	 42040 SH    SOLE		 42040		0	0
Newmont Mining Corp.	COM	651639106	 251	  6410 SH    SOLE		  6410		0	0
Omnicare Inc.		COM	681904108	 926	 25675 SH    SOLE		 25675		0	0
Oracle Corp.		COM	68389X105	 134	 11900 SH    SOLE		 11900		0	0
Pan Pacific Retail Prop	COM	69806L104	2368	 55065 SH    SOLE		 55065		0	0
Pfizer Inc.			COM	717081103	1167	 38410 SH    SOLE		 38410		0	0
Pitney-Bowes, Inc		COM	724479100	 887	 23140 SH    SOLE		 23140		0	0
Procter & Gamble Co	COM	742718109	 928	  9995 SH    SOLE		  9995		0	0
Rouse Co.			COM	779273101	3410	 81775 SH    SOLE		 81775		0	0
SCP Pool Corp.		COM	784028102	1102	 39607 SH    SOLE		 39607		0	0
SPDR				COM	78462F103	3498	 34998 SH    SOLE		 34998		0	0
San Juan Basin Royalty	COM	798241105	 618	 34190 SH    SOLE		 34190		0	0
Sara Lee Corp.		COM	803111103	 899	 48950 SH    SOLE		 48950		0	0
Simon Property Grp Inc.	COM	828806109	3766	 86410 SH    SOLE		 86410		0	0
streetTRACKS Willshire	COM	86330E604	1795	 12989 SH    SOLE		 12989		0	0
SunGard Data Systems	COM	867363103	1844	 70100 SH    SOLE		 70100		0	0
TCW DW Term Trust 2003	COM	87234U108	 383	 36135 SH    SOLE		 36135		0	0
Tyco Int'l Ltd (New	COM	902124106	1084	 53050 SH    SOLE		 53050		0	0
Vodafone Group Plc	COM	92857W100	2197	108515 SH    SOLE		108515		0	0
Wal-Mart Stores, Inc.	COM	931142103	1079	 19325 SH    SOLE		 19325		0	0
Wells Fargo & Co (New)	COM	949746101	 941	 18265 SH    SOLE		 18265		0	0
Werner Enterprises Inc.	COM	950755108	1210	 52806 SH    SOLE		 52806		0	0
Westpac Banking Corp.	COM	961214301	2882	 52000 SH    SOLE		 52000		0	0
RenaissanceRe Hldgs Ltd	COM	G7496G103	2227	 48805 SH    SOLE		 48805		0	0
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